Segment Information (Detail) - USD ($) $ in Thousands		3 Months Ended											9 Months Ended				12 Months Ended
		Sep. 30, 2018		Dec. 31, 2017	Sep. 30, 2017		Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Reconciliation from Segment Totals to Consolidated [Abstract]
Revenue		$ 316,468		$ 264,498	$ 258,654		$ 256,161	$ 230,278	$ 201,176	$ 185,455	$ 168,535	$ 196,171	$ 906,318		$ 745,093		$ 1,009,591		$ 751,337		$ 1,076,680
Reconciliation of Earnings from Continuing Operations from Segments to Consolidated [Abstract]
Net income attributable to noncontrolling interest		232			264								295		860		930		1,851		1,436
Earnings before provision for income taxes		33,218			26,926								96,608		74,277		89,284		(18,834)		77,265
Depreciation and amortization:
Depreciation and amortization																	111,879		112,055		119,992
Restructuring charges:
Restructuring charges		(39)			8								2,473		21		6,921		15,162		21,230
Capital expenditures:
Capital Expenditure																	26,688		25,725		24,217
Total assets
Assets		1,983,356		1,904,775					1,850,895				1,983,356				1,904,775		1,850,895
Production and Automation Technologies [Member]
Reconciliation from Segment Totals to Consolidated [Abstract]
Revenue		241,214			199,454								696,591		578,429		781,938		638,017		912,383
Reconciliation of Earnings from Continuing Operations from Segments to Consolidated [Abstract]
Earnings before provision for income taxes		24,257			8,403								57,957		26,247		24,889	[1]	(21,687)	[1]	58,446	[1]
Depreciation and amortization:
Depreciation and amortization	[2]																99,929		99,607		103,612
Restructuring charges:
Restructuring charges																	6,921		12,757		18,750
Capital expenditures:
Capital Expenditure																	18,517		21,588		19,272
Total assets
Assets				1,683,782					1,659,711								1,683,782		1,659,711
Drilling Technologies [Member]
Reconciliation from Segment Totals to Consolidated [Abstract]
Revenue		75,254			59,200								209,727		166,664		227,653		113,320		164,297
Reconciliation of Earnings from Continuing Operations from Segments to Consolidated [Abstract]
Earnings before provision for income taxes		26,209			20,420								71,738		55,067		74,317		8,397		26,819
Depreciation and amortization:
Depreciation and amortization	[3],[4]																11,950		12,448		16,380
Restructuring charges:
Restructuring charges																	0		2,405		2,480
Capital expenditures:
Capital Expenditure																	8,171		4,137		4,945
Total assets
Assets				$ 220,993					$ 191,184								220,993		191,184
Total segments [Member]
Reconciliation of Earnings from Continuing Operations from Segments to Consolidated [Abstract]
Earnings before provision for income taxes		50,466			28,823								129,695		81,314		99,206		(13,290)		85,265
Corporate expense / other [Member]
Reconciliation of Earnings from Continuing Operations from Segments to Consolidated [Abstract]
Earnings before provision for income taxes		6,664	[5]		1,818	[5]							16,274	[5]	6,838	[5]	$ (10,852)	[6]	$ (7,395)	[6]	$ (9,436)	[6]
Interest Expense [Member]
Reconciliation of Earnings from Continuing Operations from Segments to Consolidated [Abstract]
Earnings before provision for income taxes		$ 10,584			$ 79								$ 16,813		$ 199

[1]	Segment operating profit (loss) for Production & Automation Technologies excludes the net income attributable to noncontrolling interest.
[2]	Depreciation and amortization expense for Production & Automation Technologies includes acquisition-related depreciation and amortization of $57,426, $60,025 and $63,217 for the years ended December 31, 2017, 2016 and 2015, respectively.
[3]	Depreciation and amortization expense for Drilling Technologies includes acquisition-related depreciation and amortization of $24, $115 and $3,010 for the years ended December 31, 2017, 2016 and 2015, respectively.
[4]	Intercompany eliminations for the years ended December 31, 2017, 2016 and 2015 relate principally between the product groups automation technologies and artificial lift technologies.
[5]	Corporate expense includes costs not directly attributable or allocated to our reporting segments such as corporate executive management and other administrative functions, costs related to our Separation from Dover Corporation and the results attributable to our noncontrolling interest.
[6]	Corporate expenses include those costs not attributable to a particular business segment such as corporate executive management and other corporate administrative functions.